Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Jul. 07, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Apr. 30, 2026	May 31, 2026	Jun. 30, 2026	Jun. 30, 2026
C000254758
Account Value [Line Items]
Line Graph and Table Measure Name														Ultra Short Municipal ETF
Accumulated Value	$ 10,000	$ 10,022	$ 10,063	$ 10,089	$ 10,098	$ 10,125	$ 10,159	$ 10,197	$ 10,230	$ 10,211	$ 10,232	$ 10,258	$ 10,289
ALLSPRING Index: Bloomberg 1 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg 1 Year Municipal Bond Index
Accumulated Value	10,000	10,034	10,075	10,083	10,077	10,106	10,139	10,195	10,237	10,203	10,211	10,242	10,281
ALLSPRING Index: Ultra Short-Term Municipal Income Blended Index
Account Value [Line Items]
Line Graph and Table Measure Name														Ultra Short-Term Municipal Income Blended Index
Accumulated Value	10,000	10,034	10,065	10,080	10,088	10,113	10,141	10,175	10,204	10,196	10,212	10,236	10,266
ALLSPRING Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name														Bloomberg Municipal Bond Index
Accumulated Value	$ 10,000	$ 9,970	$ 10,057	$ 10,290	$ 10,417	$ 10,441	$ 10,450	$ 10,549	$ 10,680	$ 10,432	$ 10,551	$ 10,591	$ 10,693